Consolidated Balance Sheets - USD ($) shares in Millions, $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Current assets
Cash and cash equivalents	$ 253	$ 232
Accounts receivable, net	647	670
Inventories	995	1,014
Other current assets	198	183
Total current assets	2,093	2,099
Plant assets, net of depreciation	2,347	2,318
Goodwill	2,344	2,433
Other intangible assets, net of amortization	1,205	1,175
Other assets	101	87
Total assets	8,090	8,112
Current liabilities
Short-term borrowings	1,543	1,771
Payable to suppliers and others	544	527
Accrued liabilities	589	553
Dividend payable	101	101
Accrued income taxes	29	37
Total current liabilities	2,806	2,989
Long-term debt	2,552	2,244
Deferred taxes	505	548
Other liabilities	850	729
Total liabilities	$ 6,713	$ 6,510
Commitments and contingencies
Campbell Soup Company shareholders' equity
Preferred stock; authorized 40 shares; none issued	$ 0	$ 0
Capital stock, $.0375 par value; authorized 560 shares; issued 323 shares	12	12
Additional paid-in capital	339	330
Earnings retained in the business	1,754	1,483
Capital stock in treasury, at cost	(556)	(356)
Accumulated other comprehensive income (loss)	(168)	145
Total Campbell Soup Company shareholders' equity	1,381	1,614
Noncontrolling interests	(4)	(12)
Total equity	1,377	1,602
Total liabilities and equity	$ 8,090	$ 8,112
Preferred Stock, Shares Authorized	40	40
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0375	$ 0.0375
Capital Stock, Shares Authorized	560	560
Common Stock, Shares, Issued	323	323